TAXES ON INCOME (Schedule of Changes in Valuation Allowance) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Changes in Valuation Allowance
Balance	$ 3,574	$ 3,306	$ 1,823
Addition (deductions) charged to expenses	(125)	268	1,483
Balance	3,449	$ 3,574	$ 3,306
Investments In Foreign Subsidiaries And Foreign Corporate Joint Ventures That Are Permanent In Nature [Member]
Changes in Valuation Allowance
Undistributed earnings of foreign subsidiaries	17,601
The amount of deferred tax liability that would be recorded if foreign earnings were distributed by cash dividend	$ 2,200
Tax rate on recognized foreign earnings dividends	12.50%
Approved Enterprise [Member]
Changes in Valuation Allowance
Undistributed earnings of foreign subsidiaries	$ 1,723
The amount of deferred tax liability that would be recorded if foreign earnings were distributed by cash dividend	$ 431
Tax rate on recognized foreign earnings dividends	25.00%